Stock Options (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Number of Shares
Granted	4,000,000	150,000	4,510,000
Exercisable at End of Year	8,660,000	4,660,000
Stock Option [Member]
Number of Shares
Outstanding, Beginning	2,592,310	2,592,310	3,450,000
Granted			2,592,310
Exercised	(200,000)
Canceled or expired			3,450,000
Outstanding, Ending	2,392,310	2,592,310	2,592,310
Exercisable at End of Year	2,392,310	2,592,310
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.10	$ 0.10	$ 0.96
Granted			0.10
Exercised	0.10
Canceled or expired			0.86
Outstanding, Ending	0.10	0.10	0.10
Exercisable at End of Year	$ 0.10	$ 0.10